RELATED PARTY TRANSACTIONS - Related Party Loans & Administrative Services Agreement (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Feb. 24, 2021
Related Party Transaction [Line Items]
General and administrative expenses—related party	$ 74,000	$ 210,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Related Party Loans | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate amount			$ 109,000
Working Capital Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note	0	$ 0
Conversion price per share		$ 10
Amount of reimbursed or accrued	0	$ 0
Working Capital Loans | Maximum
Related Party Transaction [Line Items]
Repayment of promissory note - related party		1,500,000
Administrative Service Agreement
Related Party Transaction [Line Items]
General and administrative expenses—related party	210,000	74,000
Outstanding for services under administrative services agreement	74,000	$ 284,000
Administrative Service Agreement | Maximum
Related Party Transaction [Line Items]
Expenses per month	$ 17,500